Note 6 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Property, Plant and Equipment [Table Text Block]
	2019	2018
Land and land improvements	$14,823	$14,231
Buildings and improvements	44,596	36,185
Machinery and equipment	5,005	4,508
Vehicles	499	455
Office furniture and fixtures	7,234	6,458
Construction in progress	581	2,569
	72,738	64,406
Less accumulated depreciation and amortization	(23,760)	(21,872)
Property and equipment, net	$48,978	$42,534